Reverse recapitalization (Details Narrative) - USD ($)							12 Months Ended
	Jul. 01, 2024	May 07, 2024	Jun. 08, 2023	Nov. 18, 2022	Nov. 17, 2022	Jul. 25, 2022	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Ordinary shares, issued					1,500,000
Ordinary shares outstanding					1,500,000		37,153,049	24,627,509
Number of shares converted					14,000,000
Ordinary shares, no par value					$ 0		$ 0
Exchange ratio					$ 9.33
Earnout shares					4,000,000
Number of additional shares issued	1,428,572		1,600,000		6,191,770	4,626,667
Revenue							$ 4,011,005	$ 3,706,458	$ 3,764,295
Net income							(15,357,156)	(10,039,481)	(24,884,122)
Public ordinary shares					2,591,545
Redemption shares					6,033,455
Private ordinary shares, par value					$ 0
Private ordinary shares, outstanding					292,250
Founder shares, par value					$ 0
Founder shares, outstanding					2,156,250
Public rights shares					8,625,000
Private rights shares					292,250
Converted shares					891,725
Repayments of convertible promissory note							300,000
Proceeds from the Reverse Recapitalization				$ 1,300,000					$ 1,324,961
Funds held in trust account				87,074,185
Funds held in operating cash account				248,499
Amount paid to redeem public shares				$ 60,839,550
Redeem public shares				6,033,455	6,033,455
Payments of transaction costs				$ 2,965,646
Payments of forward purchase agreements				21,892,527
Repayments of promissory note related party				$ 300,000
Share Purchase Agreement [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Ordinary shares, issued					60,000
Ordinary shares, no par value					$ 0
Number of additional shares issued	8,571,428	8,571,429
Share price	$ 1.75
Repayments of convertible promissory note					$ 300,000
Business Combination [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Ordinary shares, issued					200,000
First Anniversary [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of additional shares issued					1,000,000
Share price					$ 15.00
Second Anniversary [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of additional shares issued					1,000,000
Share price					$ 20.00
Third Anniversary [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of additional shares issued								1,000,000
Third Anniversary [Member] | Minimum [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Revenue								$ 20,100,000
Net income								$ 3,600,000
Fourth Anniversary [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of additional shares issued							1,000,000
Fourth Anniversary [Member] | Minimum [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Revenue							$ 40,100,000
Net income							$ 10,100,000